UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERITIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09096
                                   --------------------------------------------

AmeriPrime Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN    46204
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn E. Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   10/31
                        --------------------

Date of reporting period:  04/30/04
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================
                                 AAM Equity Fund
================================================================================












                               Semi-Annual Report

                                 April 30, 2004

                                   (Unaudited)







                                  Fund Advisor:

                       Appalachian Asset Management, Inc.
                           1018 Kanawha Boulevard East
                                    Suite 301
                         Charleston, West Virginia 25301

                            Toll Free (888) 905-2283

AAM Equity Fund
Schedule of Investments
April 30, 2004 (Unaudited)


Common Stocks - 96.77%                                                            Shares                Value
                                                                                -----------         --------------

Beverages - 1.67%
Coca-Cola Co.                                                                        4,725           $    238,943
                                                                                                    --------------

Biological Products - 1.57%
Amgen, Inc.  (a)                                                                     4,000                225,080
                                                                                                    --------------

Chemical & Allied Products - 2.21%
Dow Chemical Co.                                                                     8,000                317,520
                                                                                                    --------------

Computer Communication Equipment - 1.38%
Cisco Systems, Inc. (a)                                                              9,475                197,743
                                                                                                    --------------

Crude Petroleum & Natural Gas - 2.40%
EOG Resourses, Inc.                                                                  7,000                344,750
                                                                                                    --------------

Electromedical & Electrotherapeutic Apparatus - 1.58%
Medtronic, Inc.                                                                      4,500                227,070
                                                                                                    --------------

Electronic & Other Electrical Equipment - 1.72%
General Electric Co.                                                                 8,225                246,339
                                                                                                    --------------

Electronic Computers - 2.45%
Dell Computer Corp. (a)                                                             10,100                350,571
                                                                                                    --------------

Finance Services - 3.43%
American Express Co.                                                                 5,400                264,330
First Data Corp.                                                                     5,000                226,950
                                                                                                    --------------
                                                                                                          491,280
                                                                                                    --------------

Fire, Marine & Casualty Insurance - 4.22%
Berkshire Hathaway, Inc. - Class B (a)                                                 100                311,900
Markel Corp. (a)                                                                     1,000                293,010
                                                                                                    --------------
                                                                                                          604,910
                                                                                                    --------------

Food & Kindred Products - 1.54%
Altria Group, Inc.                                                                   4,000                221,520
                                                                                                    --------------

Hospital & Medical Service Plans - 2.08%
Anthem, Inc. (a)                                                                     3,375                298,958
                                                                                                    --------------

Industrial Inorganic Chemicals - 2.55%
Praxair, Inc.                                                                       10,000                365,500
                                                                                                    --------------


See accompanying notes which are an integral part of the financial statements.

                                       1

AAM Equity Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)


Common Stocks - 96.77% - continued                                                Shares                Value
                                                                                -----------         --------------

Life Insurance - 1.87%
Jefferson-Pilot Corp.                                                                5,400           $    267,786
                                                                                                    --------------

Malt Beverages - 2.86%
Anheuser-Busch Co.                                                                   8,000                409,920
                                                                                                    --------------

Miscellaneous Manufacturing Industries - 1.84%
International Game Technology                                                        7,000                264,180
                                                                                                    --------------

National Commercial Banks - 3.95%
Citigroup, Inc.                                                                      7,000                336,630
SunTrust Banks, Inc.                                                                 3,375                229,669
                                                                                                    --------------
                                                                                                          566,299
                                                                                                    --------------

Oil & Gas Field Services - 1.22%
Schlumberger Ltd.                                                                    3,000                175,590
                                                                                                    --------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.67%
Zimmer Holdings Inc.                                                                 3,000                239,550
                                                                                                    --------------

Perfumes, Cosmetics & Other Toilet Preparations - 3.21%
Colgate-Palmolive Co.                                                                4,000                231,520
Estee Lauder Companies, Inc. - Class A                                               5,000                228,550
                                                                                                    --------------
                                                                                                          460,070
                                                                                                    --------------

Personal Credit Institutions - 1.83%
Capital One Financial Corp.                                                          4,000                262,120
                                                                                                    --------------

Petroleum Refining - 6.80%
BP Plc. (c)                                                                          5,000                264,500
Exxon Mobil Corp.                                                                    8,000                340,400
Murphy Oil Corp.                                                                     5,400                369,900
                                                                                                    --------------
                                                                                                          974,800
                                                                                                    --------------

Pharmaceutical Preparations - 7.68%
Astrazenica PLC (c)                                                                  6,000                287,100
Eli Lilly & Co.                                                                      3,000                221,430
Johnson & Johnson                                                                    5,000                270,150
Pfizer, Inc.                                                                         9,000                321,840
                                                                                                    --------------
                                                                                                        1,100,520
                                                                                                    --------------

Radio & TV Broadcasting & Communications Equipment - 2.20%
Nokia Corp. (c)                                                                     22,500                315,225
                                                                                                    --------------


See accompanying notes which are an integral part of the financial statements.

                                       2

AAM Equity Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)


Common Stocks - 96.77% - continued                                                Shares                Value
                                                                                -----------         --------------

Radiotelephone Communications - 3.51%
Dominion Resouces, Inc.                                                              4,050           $    258,430
Vodafone Group Plc. (c)                                                             10,000                245,400
                                                                                                    --------------
                                                                                                          503,830
                                                                                                    --------------

Retail - Auto Dealers & Gasoline Stations - 1.54%
Carmax, Inc. (a)                                                                     8,500                220,320
                                                                                                    --------------

Retail - Drug Stores & Proprietary Stores - 1.92%
Walgreen Co.                                                                         8,000                275,840
                                                                                                    --------------

Retail - Lumber & Other Building Materials Dealers - 1.45%
Lowe's Companies Inc.                                                                4,000                208,240
                                                                                                    --------------

Rolling Drawing & Extruding of Nonferrous Metals - 2.78%
Tredegar Corp.                                                                      30,000                398,700
                                                                                                    --------------

Savings Institutions, Not Federally Chartered - 1.65%
Washington Mutual, Inc.                                                              6,000                236,340
                                                                                                    --------------

Security Brokers, Dealers & Flotation Companies - 2.02%
Goldman Sachs Group, Inc.                                                            3,000                289,500
                                                                                                    --------------

Semiconductors & Related Devices - 1.79%
Intel Corp.                                                                         10,000                257,300
                                                                                                    --------------

Services - Miscellaneous Amusement & Recreation  - 1.85%
Harrahs Entertainment, Inc.                                                          5,000                265,900
                                                                                                    --------------

Services - Motion Picture & Video Tape Production - 2.43%
Fox Entertainment Group, Inc. - Class A (a)                                         12,500                348,125
                                                                                                    --------------

Services - Prepackaged Software - 3.74%
Microsoft Corp.                                                                     16,000                415,520
VERITAS Software Corp. (a)                                                           4,500                120,015
                                                                                                    --------------
                                                                                                          535,535
                                                                                                    --------------

Ship & Boat Building & Preparing - 2.42%
General Dynamics Corp.                                                               3,700                346,394
                                                                                                    --------------

State Commercial Banks - 1.63%
Bank of New York, Inc.                                                               8,000                233,120
                                                                                                    --------------


See accompanying notes which are an integral part of the financial statements.

                                       3

AAM Equity Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)


Common Stocks - 96.77% - continued                                                Shares                Value
                                                                                -----------         --------------

Transportation Services - 1.44%
InteractiveCorp (a)                                                                  6,500           $    207,155
                                                                                                    --------------

Wholesale - Groceries & Related Products - 2.67%
Sysco Corp.                                                                         10,000                382,500
                                                                                                    --------------

TOTAL COMMON STOCKS (Cost $12,015,861)                                                                 13,875,043
                                                                                                    --------------

Money Market Securities - 3.46%
Huntington Money Market Fund - Investment Shares, 0.20% (b)                        496,560              $ 496,560
                                                                                                    --------------

TOTAL MONEY MARKET SECURITIES (Cost $496,560)                                                             496,560
                                                                                                    --------------

TOTAL INVESTMENTS (Cost $12,512,421) - 100.23%                                                       $ 14,371,603
                                                                                                    --------------

Liabilities in excess of other assets - (0.23)%                                                           (33,727)
                                                                                                    --------------

TOTAL NET ASSETS - 100.00%                                                                           $ 14,337,876
                                                                                                    ==============

(a)  Non-income producing.
(b)  Variable rate security;  the coupon rate shown represents the rate at April
     30, 2004.
(c)  American  Depositary  Receipts.


See accompanying notes which are an integral part of the financial statements.

                                       4

AAM Equity Fund
Statement of Assets and Liablilites
April 30, 2004 (Unaudited)



Assets
Investments in securities, at value (cost $12,512,421)                                                   $     14,371,603
Dividends receivable                                                                                               10,562
Receivable for fund shares sold                                                                                     3,658
Interest receivable                                                                                                   106
                                                                                                        ------------------
     Total assets                                                                                              14,385,929
                                                                                                        ------------------

Liabilities
Payable for fund shares redeemed                                                                                   33,053
Payable to advisor                                                                                                 14,405
Trustee fees accrued                                                                                                  595
                                                                                                        ------------------
     Total liabilities                                                                                             48,053
                                                                                                        ------------------

Net Assets                                                                                               $     14,337,876
                                                                                                        ==================

Net Assets consist of:
Paid in capital                                                                                                12,318,664
Accumulated undistributed net investment income                                                                    13,095
Accumulated net realized gain from investment transactions                                                        146,935
Net unrealized appreciation on investments                                                                      1,859,182
                                                                                                        ------------------

Net Assets                                                                                               $     14,337,876
                                                                                                        ==================

Shares outstanding (unlimited number of shares authorized)                                                      1,393,629
                                                                                                        ------------------

Net Asset Value,
offering price and redemption price per share                                                            $          10.29
                                                                                                        ==================


See accompanying notes which are an integral part of the financial statements.

                                       5


AAM Equity Fund
Statement of Operations
Six months ended April 30, 2004 (Unaudited)



Investment Income
Dividend income                                                                                           $     121,866
Interest income                                                                                                     506
                                                                                                         ---------------
  Total Income                                                                                                  122,372
                                                                                                         ---------------

Expenses
Investment advisor fee                                                                                           95,106
Trustee expenses                                                                                                  1,074
                                                                                                         ---------------
  Total Expenses                                                                                                 96,180
Less: Reimbursement by advisor (a)                                                                               (1,074)
                                                                                                         ---------------
Net operating expenses                                                                                           95,106
                                                                                                         ---------------
Net Investment Income                                                                                            27,266
                                                                                                         ---------------


Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                                    1,130,141
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                    (169,847)
                                                                                                         ---------------
Net realized and unrealized gain on investment securities                                                       960,294
                                                                                                         ---------------
Net increase in net assets resulting from operations                                                      $     987,560
                                                                                                         ===============

(a) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

                                       6

AAM Equity Fund
Statements of Changes In Net Assets

                                                                                 Six months ended
                                                                                  April 30, 2004            Year ended
                                                                                   (Unaudited)           October 31, 2003
                                                                              -----------------------  ---------------------
Operations
  Net investment income                                                        $              27,266    $            59,212
  Net realized gain (loss) on investment securities                                        1,130,141               (393,606)
  Change in net unrealized appreciation (depreciation)                                      (169,847)             2,830,509
                                                                              -----------------------  ---------------------
  Net increase in net assets resulting from operations                                       987,560              2,496,115
                                                                              -----------------------  ---------------------

Distributions
  From net investment income                                                                 (60,011)               (70,691)
                                                                              -----------------------  ---------------------
  Total distributions                                                                        (60,011)               (70,691)
                                                                              -----------------------  ---------------------

Capital Share Transactions
  Proceeds from shares sold                                                                3,255,037             10,047,931
  Reinvestment of distributions                                                                3,501                  5,718
  Amount paid for shares repurchased                                                      (7,078,747)            (3,105,260)
                                                                              -----------------------  ---------------------
  Net increase (decrease) in net assets resulting
     from capital share transactions                                                      (3,820,209)             6,948,389
                                                                              -----------------------  ---------------------

Total Increase (Decrease) in Net Assets                                                   (2,892,660)             9,373,813
                                                                              -----------------------  ---------------------

Net Assets
  Beginning of period                                                                     17,230,536              7,856,723
                                                                              -----------------------  ---------------------

  End of period                                                                $          14,337,876    $        17,230,536
                                                                              =======================  =====================

Accumulated undistributed net investment income                                $              13,095    $            45,840
                                                                              -----------------------  ---------------------

Capital Share Transactions
  Shares sold                                                                                312,106              1,173,999
  Shares issued in reinvestment of distributions                                                 339                    664
  Shares repurchased                                                                        (676,255)              (343,834)
                                                                              -----------------------  ---------------------

  Net increase (decrease) from capital share transactions                                   (363,810)               830,829
                                                                              =======================  =====================

See accompanying notes which are an integral part of the financial statements.

                                       7


AAM Equity Fund
Financial Highlights
(For a share outstanding throughout each year)
                                                                                              Year Ended October 31
                                                         Six months ended     -----------------------------------------------------
                                                          April 30, 2004
                                                            (Unaudited)         2003       2002        2001       2000       1999
                                                          ----------------    --------   --------   ---------   --------   --------
Selected Per Share Data
Net asset value, beginning of period                       $         9.80      $ 8.48     $ 9.63     $ 11.53    $ 10.99     $ 9.43
                                                          ----------------    --------   --------   ---------   --------   --------
Income from investment operations
  Net investment income                                              0.02        0.04       0.09        0.05       0.03       0.05
  Net realized and unrealized gain (loss)                            0.51        1.36      (1.19)      (1.92)      0.55       1.53
                                                          ----------------    --------   --------   ---------   --------   --------
Total from investment operations                                     0.53        1.40      (1.10)      (1.87)      0.58       1.58
                                                          ----------------    --------   --------   ---------   --------   --------
Less Distributions to shareholders:
  From net investment income                                        (0.04)      (0.08)     (0.05)      (0.03)     (0.04)     (0.02)
                                                          ----------------    --------   --------   ---------   --------   --------
Total distributions                                                 (0.04)      (0.08)     (0.05)      (0.03)     (0.04)     (0.02)
                                                          ----------------    --------   --------   ---------   --------   --------

Net asset value, end of period                             $        10.29      $ 9.80     $ 8.48      $ 9.63    $ 11.53    $ 10.99
                                                          ================    ========   ========   =========   ========   ========

Total Return                                                         5.36% (a)  16.58%    -11.49%     -16.28%      5.28%     16.74%

Ratios and Supplemental Data
Net assets, end of period (000)                            $        14,338     $17,231    $ 7,857     $ 5,371    $ 5,295    $ 4,337
Ratio of expenses to average net assets                              1.15% (b)   1.20%      1.33%       1.30%      1.35%      1.35%
Ratio of expenses to average net assets
   before waiver & reimbursement                                     1.16% (b)   1.15%      1.20%       1.15%      1.15%      1.15%
Ratio of net investment income to
   average net assets                                                0.33% (b)   0.41%      0.83%       0.30%      0.02%      0.23%
Ratio of net investment income to
   average net assets before waiver & reimbursement                  0.32% (b)   0.47%      0.95%       0.46%      0.22%      0.43%
Portfolio turnover rate                                             13.92%      34.26%     20.06%      21.63%     32.79%     27.34%



(a) Not annualized.
(b) Annualized.

See accompanying notes which are an integral part of the financial statements.

                                 AAM Equity Fund
                        Notes to the Financial Statements
                                 April 30, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

AAM Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on June 30, 1998. The Trust is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital appreciation. The Fund's advisor is Appalachian Asset Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date

                                 AAM Equity Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. The Fund expects that its distributions will consist primarily of capital gains and will be made at least annually.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment advisor is Appalachian Asset Management, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. For the six months ended April 30, 2004, the Advisor was contractually entitled to receive fees of $95,106 from the Fund. The Advisor has contractually agreed through February 28, 2005 to reimburse the Fund for the fees and expenses of the disinterested Trustees to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the six months ended April 30, 2004, the Advisor has waived fees of $1,074. As of April 30, 2004, the Fund owed the Advisor $14,405.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended April 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                 AAM Equity Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 4.  INVESTMENTS - continued

Purchases
     U.S. Government Obligations $         -
     Other                         2,206,930
Sales
     U.S. Government Obligations $         -
     Other                         4,390,915

As of April 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation            $  2,051,281
Gross (Depreciation)              (192,099)

                            ---------------
Net Appreciation
on Investments                $  1,859,182
                            ===============

At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $12,512,421.

NOTE 5.  ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2004, RSBCO was the record owner of 90.71% of the outstanding shares of the Fund. Shares held by RSBCO are beneficially owned by discretionary investment advisory clients of KI&T Holdings, Inc. and Argent Advisors, Inc. (a subsidiary of Argent Financial Group, Inc.). As a result, KI&T and Argent may be deemed to beneficially own these shares and may be deemed to control the Fund.

NOTE 7.  CAPITAL LOSS CARRYFORWARDS

At October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $983,206, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

 Year of Expiration         Amount
---------------------   -------------
        2006                $ 15,559
        2007                  74,070
        2009                 117,061
        2011                 776,516

                                 AAM Equity Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during fiscal years 2003 and 2002 were as follows.

                                     2003            2002
                                 -------------  ---------------
Ordinary income                      $ 70,691         $ 28,581
Long-term Capital Gain                      -                -
                                 -------------  ---------------
Total distributions paid             $ 70,691         $ 28,581
                                 =============  ===============

As of October 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinaryincome/(accumulated losses)            $     45,840
Undistributed long-term capital gain/(accumulated losses)        (983,206)
Unrealized appreciation/(depreciation)                          2,029,029

                                                            ---------------
                                                             $  1,091,663
                                                            ===============

On December 29, 2003, the Fund paid an investment income dividend of $.0351 per share to shareholders of record on December 26, 2003. The total amount of the income dividend paid was $60,011.

NOTE 9. CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Fund of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending October 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal years ended October 31, 2003 and 2002 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the two-year period ended October 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                 AAM Equity Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 10. SUBSEQUENT EVENT

As of May 17, 2004, AAM Investments, LLC acquired all of the outstanding shares of the Advisor from KI&T Holdings, Inc. and Argent Financial Group, Inc. The transition resulted in a change of control of the Advisor, which terminated the management agreement between the Advisor and the Fund. An interim management agreement approved by the Board of Trustees in advance of the termination took effect on May 17, 2004 following the change of control. Subject to shareholder approval, the Board of Trustees on June 7, 2004 approved a new management agreement for the Fund.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at 1-888-905-2283 and in documents filed with the SEC on the SEC's website at www.sec.gov.


TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Appalachian Asset Management
1018 Kanawha Boulevard East
Suite 301
Charleston, West Virginia  25301

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204









This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.   Not Applicable.

Item 3. Audit Committee Financial Expert.  Not Applicable.

Item 4. Principal Accountant Fees and Services.  Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not Applicable.

Item 6.  Schedule of Investments.  Not Applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not Applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not Applicable.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Funds

By
*   /s/ Timothy Ashburn
 -------------------------------------------------------------------------------
         Timothy Ashburn, President

Date    7/1/04
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*     /s/ Timothy Ashburn
 -------------------------------------------------------------------------------
         Timothy Ashburn, President

Date    7/1/04
    ----------------------------------------------------------------------------

By
*   /s/ Thomas G. Napurano
 -------------------------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date     7/1/04
    ----------------------------------------------------------------------------